Segment disclosures (Disclosure of operating segments) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total assets	$ 20,263,844	$ 18,113,760	$ 15,053,130
Net additions to non-current, non-financial assets	2,907,310	2,417,864	4,518,174
Total liabilities	16,175,698	13,112,699	9,385,489
Loss
Interest expense	(1,664,644)	(210,035)	(34,130)
Interest income	0	29.333	1,098
Loss	(5,135,576)	(2,813,835)	(6,574,638)
Real Estate [Member]
Assets
Total assets	10,162,415	8,336,079	5,456,419
Net additions to non-current, non-financial assets	1,826,336	2,879,660	3,604,932
Total liabilities	4,256,795	4,655,747	785,398
Loss
Interest expense	(550,338)	(1,398)	(1,720)
Interest income	0	0	0
Loss	(688,681)	(105,015)	(66,996)
Solar Energy [Member]
Assets
Total assets	8,225,009	7,175,580	7,001,549
Net additions to non-current, non-financial assets	1,049,429	1,164,031	838,045
Total liabilities	64,168	139,698	142,776
Loss
Interest expense	0	0	0
Interest income	0	0	0
Loss	(7,093)	(8,484)	(15,078)
Corporate [Member]
Assets
Total assets	1,876,420	2,602,101	2,595,162
Net additions to non-current, non-financial assets	31,545	(625,827)	75,197
Total liabilities	11,854,735	8,317,254	8,457,316
Loss
Interest expense	(1,114,306)	(208,637)	(32,410)
Interest income	0	29,333	1,098
Loss	$ (4,439,802)	$ (2,700,336)	$ (6,492,564)